Risk and Capital Management - Summary of Assets and Liabilities According to Their Remaining Contractual Maturities, Considering Their Undiscounted Flows (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits in Central Bank	R$ 90,059	R$ 91,248
Securities under guarantee transactions	11,119	8,544
Payment to merchants	71,820	69,050
Amount of liabilities from transactions related to credit assignments	1,623	2,451
Compulsory deposits with the Central Bank of Brazil	1,189	2,900	R$ 4,689
Interbank deposits [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Compulsory deposits with the Central Bank of Brazil	R$ 32,477	R$ 18,938